Revenue and cost of goods sold - Cost of goods sold (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue and cost of goods sold
Purchases of goods and services	€ 1,686	€ 594	€ 85
Inventory movement	(536)	(291)	(55)
Total cost of goods sold	€ 1,150	€ 303	€ 30